Acquisitions (Intangible Assets) (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 05, 2018	Nov. 17, 2017	Nov. 03, 2019	Nov. 04, 2018
Customer contracts and related relationships
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Weighted-average amortization periods (in years)			5 years	5 years
Order backlog
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Weighted-average amortization periods (in years)			3 years
CA Technologies, Inc.
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Identified finite-lived intangible assets	$ 11,853
Total identified intangible assets	12,045
CA Technologies, Inc. | In-process research and development
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Identified indefinite-lived intangible assets	192
CA Technologies, Inc. | Developed technology
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Identified finite-lived intangible assets	$ 4,957
Weighted-average amortization periods (in years)	6 years
CA Technologies, Inc. | Customer contracts and related relationships
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Identified finite-lived intangible assets	$ 4,190
Weighted-average amortization periods (in years)	6 years
CA Technologies, Inc. | Order backlog
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Identified finite-lived intangible assets	$ 2,569
Weighted-average amortization periods (in years)	3 years
CA Technologies, Inc. | Trade name and other
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Identified finite-lived intangible assets	$ 137
Weighted-average amortization periods (in years)	5 years
Brocade Communications Systems, Inc.
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Identified finite-lived intangible assets		$ 3,241
Total identified intangible assets		3,396
Brocade Communications Systems, Inc. | In-process research and development
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Identified indefinite-lived intangible assets		155
Brocade Communications Systems, Inc. | Developed technology
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Identified finite-lived intangible assets		$ 2,925
Weighted-average amortization periods (in years)		10 years
Brocade Communications Systems, Inc. | Customer contracts and related relationships
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Identified finite-lived intangible assets		$ 255
Weighted-average amortization periods (in years)		11 years
Brocade Communications Systems, Inc. | Trade name and other
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Identified finite-lived intangible assets		$ 61
Weighted-average amortization periods (in years)		6 years